MATERIAL RELATED PARTY DISCLOSURE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
G.M.I. Technology Inc. [Member]
Related Party Transaction [Line Items]
Related party transactions, net sales from related party	$ 1,794	$ 5,783	$ 7,495
Due from related party	340	9
Beijing Actions [Member]
Related Party Transaction [Line Items]
Due from related party	$ 79	$ 64